Leases - Summary of Timing of Future Cash Payments of Lease Liabilities based on Contractual Undiscounted Cash Flows (Details) $ in Thousands	Sep. 30, 2025 USD ($)
Disclosure of maturity analysis of operating lease payments [line items]
Total	$ 424,128
3 Months or Less
Disclosure of maturity analysis of operating lease payments [line items]
Total	10,325
4 to 12 months
Disclosure of maturity analysis of operating lease payments [line items]
Total	33,584
1 to 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Total	153,823
Over 5 Years
Disclosure of maturity analysis of operating lease payments [line items]
Total	$ 226,396